Balance Sheet Components Other Assests and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid and other current assets
Matching loan due from a related party	$ 31,607	$ 32,005
Prepaid content and license	30,033	35,442
Prepaid taxes	30,524	35,551
Receivables from third party payment service providers	14,012	367
Prepaid cost of revenue	13,794	14,782
Inventory	12,726	4,730
Prepaid rental deposit	9,287	9,314
Receivables from third party payment platforms	8,844	3,350
Interest receivable from short term investments	3,645	2,515
Prepaid office rent and facilities expenses	3,025	3,265
Employee advances	2,275	4,109
Prepaid advertising and promotion fees	230	3,371
Loans to third parties	0	28,544
Due from 7Road	0	5,344
Others	8,303	9,986
Prepaid and other current assets	168,305	192,675
Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou	2,870	4,020
Others	237	191
Prepaid non-current assets	3,107	4,211
Other short-term liabilities
Contract deposits from advertisers	40,073	29,078
Matching loans due to a related party	32,719	31,192
Deposits related to Focus	21,648	29,889
Donation payable	0	7,652
Consideration payable for equity investment	5,960	6,427
Depository payable reimbursement	4,985	0
Early exercise of Sogou share options for trust arrangements	2,702	4,503
Accrued liabilities to suppliers	3,288	6,725
Government grant	0	765
Foreign exchange forward contracts		715
Others	12,710	19,354
Other short-term liabilities	124,085	136,300
Receipts in advance and deferred revenue
Receipts in advance relating to brand advertising business	10,069	12,858
Receipts in advance relating to search and search-related business	65,465	66,223
Receipts in advance relating to online game business	19,014	18,498
Receipts in advance relating to others business	3,602	5,327
Total receipts in advance	98,150	102,906
Deferred revenue	26,632	24,852
Receipts in advance and deferred revenue	$ 124,782	$ 127,758